As filed with the Securities and Exchange Commission on July 28, 2016

1933 Act Registration No. 033-02659

1940 Act Registration No. 811-04556

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 223	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 224

(Check appropriate box or boxes.)

TRANSAMERICA FUNDS

(Exact Name of Registrant as Specified in Charter)

1801 California St., Suite 5200, Denver, Colorado 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (720) 493-4256

Tané T. Tyler, Esq., 1801 California St., Suite 5200, Denver, Colorado 80202

(Name and Address of Agent for Service)

It is proposed that this filing will become effective: (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on August 27, 2016 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TRANSAMERICA FUNDS

Explanatory Note

This Post-Effective Amendment No. 223 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until August 27, 2016, the effectiveness of the Registration Statement for Transamerica Funds, filed in Post-Effective Amendment No. 217 on May 16, 2016 pursuant to paragraph (a) of Rule 485 of the 1933 Act.

This Post-Effective Amendment No. 223 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 217.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 223 to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Denver, State of Colorado, on the 28th day of July, 2016.

TRANSAMERICA FUNDS

By:	/s/ Marijn P. Smit
Marijn P. Smit
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 223 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

	/s/ Marijn P. Smit	Trustee, President and Chief	July 28, 2016
	Marijn P. Smit	Executive Officer

	/s/ Sandra N. Bane	Trustee	July 28, 2016
Sandra N. Bane*

	/s/ Leo J. Hill	Trustee	July 28, 2016
Leo J. Hill*

	/s/ David W. Jennings	Trustee	July 28, 2016
David W. Jennings*

	/s/ Russell A. Kimball, Jr.	Trustee	July 28, 2016
Russell A. Kimball, Jr.*

	/s/ Eugene M. Mannella	Trustee	July 28, 2016
Eugene M. Mannella*

	/s/ Patricia L. Sawyer	Trustee	July 28, 2016
Patricia L. Sawyer*

	/s/ John W. Waechter	Trustee	July 28, 2016
John W. Waechter*

	/s/ Alan F. Warrick	Trustee	July 28, 2016
Alan F. Warrick*

	/s/ Vincent J. Toner	Vice President, Treasurer and Principal	July 28, 2016
	Vincent J. Toner	Financial Officer

*By:	/s/ Tané T. Tyler	Vice President, Associate General	July 28, 2016
	Tané T. Tyler**	Counsel, Chief Legal Officer and
Secretary

**	Attorney-in-fact pursuant to power of attorney previously filed.